Investments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Investments	$ 169.4		$ 203.1
Unrealized gains losses on available-for-sale investments
Change in the fair value of equity investments	(29.6)	$ 1.7
Deferred tax recovery (expense) in other comprehensive income	3.9	(0.2)
Change in the fair value of equity investments, net of tax	(25.7)	$ 1.5
Equity investments
Disclosure of detailed information about financial instruments [line items]
Investments	138.0		172.2
Warrants
Disclosure of detailed information about financial instruments [line items]
Investments	0.8		0.8
Loan receivable
Disclosure of detailed information about financial instruments [line items]
Investments	$ 30.6		$ 30.1